Significant accounting policies - Restatement Made To The Comparative (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Financial Impact Of Reclassification Of Accrued Interests On Financial Investments	€ 9,900,000	€ (2,600,000)